Term deposits and other financial assets	12 Months Ended
Dec. 31, 2025
Term Deposits
Term deposits and other financial assets
12 Term deposits and other financial assets
Term deposits and other financial assets are comprised of the following:

	As of December 31,
In thousands of USD	2024	2025
Financial assets at fair value through OCI	47,627	—
Short term and other deposits	30,958	1,162
Term Deposits and other financial assets	78,585	1,162
Short term and other deposits represent rent and interest bearing deposits with a commercial bank for a fixed period of more than 3 months.
In 2024, short term deposits includes the placement of a USD 30,000 thousand bank deposit, in Germany, with a maturity of 6 months.
Financial assets measured at fair value through other comprehensive income comprise investments in listed investment grade bonds, via a discretionary account managed by Citi Private Bank, with the objective of maintaining capital and obtaining benchmark yields. The Group holds these investments under a “hold to collect and sell” business model as defined under IFRS 9. Interest income from financial assets at fair value through OCI are disclosed in Note 28. During 2025, the financial assets at fair value through OCI matured and were fully settled.
Fair value reserve
The movement in the fair value reserve for financial assets at fair value through other comprehensive income (“FVOCI”), including the allowance for expected credit losses (“ECL”), is as follows:

In thousands of USD	OCI on financial assets at fair value
Balance as of December 31, 2023	(5,820)
Changes in fair value of financial assets	1,441
Deferred tax assets on fair value loss through other comprehensive income	(1,114)
Reclassification from fair value reserve to profit or loss of the period due to maturity or sale of financial assets	3,427
Changes in allowance for expected credit losses - reversal	(17)
Changes recognized in other comprehensive income of the period (Note 16)	3,737
Balance as of December 31, 2024	(2,083)
Changes in fair value of financial assets	467
Deferred tax assets on fair value loss through other comprehensive income	(944)
Reclassification from fair value reserve to profit or loss of the period due to maturity or sale of financial assets	2,577
Changes in allowance for expected credit losses - reversal	(17)
Changes recognized in other comprehensive income of the period (Note 16)	2,083
Balance as of December 31, 2025	—
Allowance for expected credit losses
The movement of allowance for expected credit losses (“ECL”) of other financial assets measured at fair value through other comprehensive income is as follows:

In thousands of USD	ECL of other financial assets
Balance as of December 31, 2023	34
Changes recognized in profit or loss as net impairment gains/losses on financial assets at fair value through other comprehensive income	(17)
Total changes in allowance for expected credit losses	(17)
Balance as of December 31, 2024	17
Changes recognized in profit or loss as net impairment gains/losses on financial assets at fair value through other comprehensive income	(17)
Total changes in allowance for expected credit losses	(17)
Balance as of December 31, 2025	—